10 State House Square, SH11
                                                     Hartford, CT  06103-3602



                                                     ELLEN VALVO
                                                     Paralegal
                                                     Aeltus Law Department
March 1, 2001                                        (860) 275-2166
                                                     Fax:  (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

Re:    AETNA SERIES FUND, INC.
       FILES NOS. 33-41694 AND 811-6352
       RULE 497(J) FILING

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), this is to certify that the Class A, B and C Prospectus, the Class I Prospectus, the Class A, B, C and I Statement of Additional Information ("SAI"), the Aetna Index Plus Protection Fund Prospectus and SAI, and the Brokerage Cash Reserves Prospectus and SAI contained in Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A ("Post-Effective Amendment No. 47") of Aetna Series Fund, Inc. (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 47.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,


/s/Ellen Valvo
Ellen Valvo